Consolidated Statements Of Operations And Comprehensive Income (Loss) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net sales	$ 21,023	$ 341,315	$ 339,577	$ 239,310
Cost of goods sold	20,533	172,136	177,532	155,427
Gross profit	490	169,179	162,045	83,883
Operating expenses:
Selling, general and administrative expense	16,982	38,981	37,747	36,198
Amortization expense	8,004	45,424	51,458	51,100
Founders advisory fees - related party	652,990	0	0	0
Other operating expense	92	4,153	1,364	2,362
Total operating expenses	678,068	88,558	90,569	89,660
Operating (loss) income	(677,578)	80,621	71,476	(5,777)
Other expense (income):
Interest expense, net	6,352	39,087	42,017	51,655
Loss on contingent earn-out	198	2,965	0	0
Unrealized foreign currency loss (gain)	1,006	4,026	(5,640)	2,684
Other (income) expense, net	(2)	(222)	367	(405)
Total other expense (income), net	7,554	45,856	36,744	53,934
(Loss) income before income taxes	(685,132)	34,765	34,732	(59,711)
Income tax benefit (expense)	4,675	(14,136)	(10,483)	17,674
Net (loss) income	(680,457)	20,629	24,249	(42,037)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(7,135)	236	4,787	(358)
Total comprehensive (loss) income	$ (687,592)	$ 20,865	$ 29,036	$ (42,395)
Net (loss) income per share:
Basic (in usd per share)	$ (4.33)	$ 0.39	$ 0.46	$ (0.79)
Diluted (in usd per share)	$ (4.33)	$ 0.39	$ 0.46	$ (0.79)
Weighted average number of ordinary shares outstanding:
Basic (in shares)	157,158,579	53,045,510	53,045,510	53,045,510
Diluted (in shares)	157,158,579	53,045,510	53,045,510	53,045,510